STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION

A summary of the Company’s option activity and related information follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2023	404,773	$18.18	$10.89	7.90	$35,898
Options granted	15,956	67.50	34.38	-	632
Options forfeited	(56,013)	26.55	14.67	-	439
Options exercised	(101,996)	5.76	11.52	-	585
Balances, December 31, 2023	262,720	$24.21	$14.13	7.60	$60

Balances, January 1, 2024	262,720	$24.21	$14.13	7.60	$60
Options granted	-	-	-	-	-
Options forfeited	(27,029)	26.53	26.53	-	4
Options expired	(65,660)	18.93	18.93	-	492
Options exercised	(1,222)	3.17	3.17	-	-
Balances, December 31, 2024	168,809	$25.97	$25.97	6.50	$-

At December 31, 2024
Vested and Exercisable	146,613	$24.79		6.47	$-
Vested and expected to vest	168,809	$25.97		6.50	$-

SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS
	2024	2023
Weighted average fair value of options granted	N/A	$34.38
Risk-free interest rate	N/A	4.20%
Volatility	N/A	45.0%
Expected life (years)	N/A	6.45
Dividend yield	N/A	0.00%

SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY

The following table presents the restricted stock units activity for the years ended December 31, 2024 and 2023:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares, January 1, 2023	20,000	$126.00
Granted and unvested	56,557	63.54
Vested	(71,333)	83.88
Unvested shares, December 31, 2023	5,224	$24.21

Unvested shares, January 1, 2024	5,224	$24.21
Granted and unvested	351,872	4.41
Forfeited	(9,727)	7.51
Exercised	(1,103)	32.79
Vested	(11,515)	4.18
Unvested shares, December 31, 2024	334,751	$4.54